SPDR® INDEX SHARES FUNDS

SPDR MSCI China A Shares IMI ETF

(the “Fund”)

Supplement dated May 5, 2017

to the Statement of Additional Information (“SAI”)

dated January 31, 2017, as supplemented

Effective immediately, the portfolio managers primarily responsible for the day-to-day management of the Fund are Man Ling “Michelle” Cheung-Ip, Thomas Coleman and Hoi Pan “Mark” Hui. Mrs. Cheung-Ip has served as a portfolio manager of the Fund since its inception. Accordingly, the following changes to the SAI are effective as of that date:

1.	The information with respect to the Fund within the table in the “PORTFOLIO MANAGERS” discussion on page 39 is replaced with the following:

Portfolio Management Team	Fund
Man Ling “Michelle” Cheung-Ip, Thomas Coleman and Hoi Pan “Mark” Hui	SPDR MSCI China A Shares IMI ETF

2.	The “Other Accounts Managed” table on page 40 is deleted and replaced with the following:

Other Accounts Managed as of September 30, 2016

Portfolio Manager	Registered Investment Company Accounts	Assets Managed (billions)*	Pooled Investment Vehicle Accounts	Assets Managed (billions)*	Other Accounts		Assets Managed (billions)		Total Assets Managed (billions)
Mark Abbott	0	$0	0	$0	98	†	$21.51	†	$21.51	†
Juan Acevedo	104	$177.37	384	$515.46	335		$232.20		$925.03
Amy Cheng	104	$177.37	384	$515.46	335		$232.20		$925.03
Man Ling “Michelle” Cheung-Ip	0	$0	0	$0	15		$16.4		$16.4
David Chin	104	$177.37	384	$515.46	335		$232.20		$925.03
Thomas Coleman	104	$177.37	384	$515.46	335		$232.20		$925.03
Michael Feehily	104	$177.37	384	$515.46	335		$232.20		$925.03
Michael Finocchi	104	$177.37	384	$515.46	335		$232.20		$925.03
Payal Gupta	104	$177.37	384	$515.46	335		$232.20		$925.03
Dwayne Hancock	104	$177.37	384	$515.46	335		$232.20		$925.03
Lisa Hobart	104	$177.37	384	$515.46	335		$232.20		$925.03
Hoi Pan “Mark” Hui #	0	$0	1	$0.06	16		$10.15		$10.21
Aaron Hurd	0	$0	0	$0	98	†	$21.51	†	$21.51	†
Ted Janowsky	104	$177.37	384	$515.46	335		$232.20		$925.03
Mark Krivitsky	104	$177.37	384	$515.46	335		$232.20		$925.03
Kala O’Donnell	104	$177.37	384	$515.46	335		$232.20		$925.03
Emiliano Rabinovich	104	$177.37	384	$515.46	335		$232.20		$925.03
Keith Richardson	104	$177.37	384	$515.46	335		$232.20		$925.03
Karl Schneider	104	$177.37	384	$515.46	335		$232.20		$925.03
Amy Scofield	104	$177.37	384	$515.46	335		$232.20		$925.03
Eric Viliott	104	$177.37	384	$515.46	335		$232.20		$925.03
Olga Winner	104	$177.37	384	$515.46	335		$232.20		$925.03
Teddy Wong	104	$177.37	384	$515.46	335		$232.20		$925.03

*	There are no performance fees associated with these accounts.
†	Includes 2 accounts (totaling $493.77 million in assets under management) with performance based fees.
#	As of March 31, 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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